Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of Shares of Common Stock Reserved for Future Issuance

At March 31, 2015, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	30,426,753
Options available for future grant	4,508,319
Convertible preferred stock	159,069,618
Warrants	117,891,242

311,895,932

At December 31, 2014, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	28,928,930
Options available for future grant	6,405,980
Convertible preferred stock	173,895,796
Warrants	127,508,118

336,738,824